Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.3% of Net Assets

Non-Convertible Bonds — 84.3%
	ABS Car Loan — 2.3%
$2,030,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	$2,041,226
2,045,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	2,062,868
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,410,864
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	1,164,009
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,376,876
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	784,483
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,171,019
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,253,755
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	177,269
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	917,544
2,420,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	2,419,421
3,391,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,381,729
2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	2,316,351
1,930,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	1,942,262
2,000,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	2,011,579
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,881,397
2,875,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	2,863,230
4,217,921	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	4,216,078
7,765,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	7,763,874
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,882,183
2,700,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	2,706,380
150,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	151,304
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,156,521
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,963,348
2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	2,272,999
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	221,257
775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	793,873
375,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	375,194
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	529,894
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	$163,889
450,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	452,929
375,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	376,050
454,698	Lendbuzz Securitization Trust, Series 2026-1A, Class B, 5.160%, 12/16/2030(a)	452,484
572,919	Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.740%, 9/15/2031(a)	574,483
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,438,227
3,110,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.673%, 12/20/2030(a)(b)	3,113,598
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,785,725
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	511,835
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	315,280
795,000	Veros Auto Receivables Trust, Series 2026-1, Class D, 5.660%, 7/15/2031(a)	793,232
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	442,294
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,491,554
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,647,232
		97,767,599
	ABS Credit Card — 0.8%
9,695,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	9,759,602
6,900,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	6,905,002
2,605,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	2,562,356
4,875,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	4,798,097
3,940,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	3,951,138
4,730,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	4,737,678
3,905,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	3,926,778
		36,640,651
	ABS Home Equity — 2.4%
2,517,865	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	2,443,931
7,705,000	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	7,696,232
3,660,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	3,665,645
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	2,049,205
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,418,145
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,876,989
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,904,653

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	$5,201,347
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	3,078,079
1,191,517	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,077,989
984	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	967
5,342,650	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	5,351,984
1,762,910	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,764,005
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,567,602
6,090,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	6,115,098
2,490,465	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	2,489,973
2,619,284	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,422,966
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,506,846
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	917,710
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,930,244
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,352,951
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,610,992
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,113,104
1,952,582	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	1,953,293
919,840	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	917,668
5,470,629	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	5,445,929
3,225,798	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	3,191,740
3,411,633	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	3,400,790
1,004,369	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,005,029
200,115	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	198,062
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,053,210
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,999,028
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	5,315,763
7,725,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	7,740,924
425,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	422,878
570,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.315%, 2/25/2041(a)(b)	565,927
		104,766,898
	ABS Other — 5.2%
9,161,449	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	9,228,933
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$4,480,298	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	$4,507,007
15,290,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	15,293,399
785,342	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	768,649
1,362,860	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	1,361,115
1,131,281	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,158,598
469,055	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	476,898
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,503,035
708,748	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	701,686
3,866,837	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	3,831,609
9,454,890	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	9,382,683
2,535,057	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	2,483,057
4,325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	4,346,309
860,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	861,959
2,265,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	2,151,208
5,145,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	4,990,714
229,137	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	219,229
2,708,439	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	2,285,919
969,655	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,006,199
467,281	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	475,865
4,120,149	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	4,131,262
2,927,475	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	2,915,896
7,278,804	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	7,241,806
1,250,173	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	1,260,020
176,905	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	180,294
156,369	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	160,708
388,296	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	391,458
665,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	669,451
1,616,482	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	1,606,206
5,002,256	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	4,995,252
3,665,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	3,670,883
755,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	752,849

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$697,877	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	$715,807
4,995,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	4,981,154
4,219,092	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	4,056,181
815,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	828,345
420,141	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	421,191
3,750,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	3,814,627
457,969	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	447,296
3,437,311	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	3,270,333
1,345,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	1,350,735
2,280,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	2,270,505
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	5,160,064
2,872,111	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	2,867,919
6,499,099	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	6,473,931
1,330,962	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	1,353,476
2,985,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	2,983,928
2,790,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	2,698,622
675,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	668,053
1,790,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	1,761,550
3,270,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	3,282,229
1,115,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	1,126,001
3,290,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	3,344,012
705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	721,738
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	726,661
1,755,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.210%, 6/20/2036(a)	1,762,088
5,335,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,429,798
10,950,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	10,715,385
5,665,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	5,707,859
727,321	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	727,321
690,542	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	683,847
534,121	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class D, 6.540%, 8/22/2044(a)	531,748
6,125,000	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	6,060,765
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$370,303	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	$381,181
2,051,043	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	2,064,163
686,156	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	628,666
1,860,844	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	950,181
5,357,172	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	4,594,515
1,897,553	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,830,573
648,889	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	588,962
1,648,985	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,630,897
6,630,866	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	6,621,693
10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.041%, 11/15/2027(a)(b)	10,235,730
1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	1,675,114
2,678,160	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	2,602,833
2,455,584	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	2,473,438
3,295,166	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	3,103,520
547,360	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	558,073
		222,892,864
	ABS Residential Mortgage — 1.7%
4,386,956	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	4,389,733
6,369,301	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	6,335,003
3,919,724	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	3,924,557
3,146,792	Pretium Mortgage Credit Partners LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	3,149,775
2,791,491	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	2,795,786
7,308,433	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	7,323,859
828,362	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	821,652
4,187,149	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.151%, 2/25/2056(a)(b)	4,154,195
4,350,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	4,350,218
8,111,137	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	8,122,028
7,973,206	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	7,966,972

Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$3,692,890	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	$3,696,686
6,625,000	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	6,625,404
5,557,556	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	5,564,449
2,829,552	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	2,813,724
		72,034,041
	ABS Student Loan — 0.7%
1,504,130	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	1,534,626
905,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	920,695
1,374,284	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,292,110
438,511	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	359,810
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,857,804
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	4,203,294
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,940,724
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	2,111,935
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,857,445
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	756,520
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	5,164,380
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	6,260,240
		29,259,583
	ABS Whole Business — 0.4%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,546,388
399,438	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	396,355
2,130,950	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,230,711
3,393,750	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,231,856
768,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	716,585
		16,121,895
	Aerospace & Defense — 1.4%
1,750,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	1,778,955
935,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	954,397
28,038,000	Boeing Co., 5.805%, 5/01/2050	27,105,075
555,000	Boeing Co., 5.930%, 5/01/2060	532,738
2,960,000	Boeing Co., 6.528%, 5/01/2034	3,224,454
18,119,000	Boeing Co., 6.858%, 5/01/2054	19,941,316
3,805,000	Boeing Co., 7.008%, 5/01/2064	4,206,504
1,783,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	1,769,098
97,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	96,946
93,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	95,292
		59,704,775
Principal Amount (‡)	Description	Value (†)

	Agency Commercial Mortgage-Backed Securities — 0.0%
$2,290,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	$2,295,882
	Apartment REITs — 0.0%
2,725,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035,	2,600,431
	Automotive — 0.3%
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,235,894
3,455,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,490,276
5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	4,836,024
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,444,944
		15,007,138
	Banking — 3.8%
2,930,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	2,946,670
4,575,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	4,435,139
2,401,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	2,347,391
4,943,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	4,775,683
16,035,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	16,454,075
551,000	Morgan Stanley, (fixed rate to 1/18/2034, variable rate thereafter), 5.466%, 1/18/2035	560,105
20,193,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	19,492,757
30,734,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	31,484,258
2,533,000	Morgan Stanley, (fixed rate to 11/01/2033, variable rate thereafter), 6.627%, 11/01/2034	2,756,233
10,510,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,282,885
92,000	Synchrony Financial, 7.250%, 2/02/2033	93,967
497,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	482,340
2,795,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	2,792,686
752,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	741,715
6,436,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	6,539,265
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	9,026,157
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	467,709
7,185,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	7,012,807
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	22,359,641
5,442,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	5,301,281
12,410,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	12,073,769
		162,426,533

Principal Amount (‡)	Description	Value (†)

	Brokerage — 1.0%
$5,235,000	BGC Group, Inc., 6.150%, 4/02/2030	$5,324,485
5,315,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	5,109,744
2,275,000	Citadel LP, 6.000%, 1/23/2030(a)	2,341,994
1,725,000	Citadel LP, 6.375%, 1/23/2032(a)	1,787,860
6,584,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	6,679,915
95,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	97,656
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	11,977,691
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,809,526
4,650,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	4,650,581
		43,779,452
	Building Materials — 2.1%
3,325,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	3,381,156
23,309,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	21,758,283
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	15,296,113
12,380,000	CRH America Finance, Inc., 5.000%, 2/09/2036	12,153,675
9,349,000	Eagle Materials, Inc., 5.000%, 3/15/2036	8,951,723
5,495,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	5,449,342
7,820,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	7,788,836
14,080,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	14,277,162
		89,056,290
	Cable Satellite — 4.1%
264,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	261,833
18,325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	10,767,025
2,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	2,137,593
4,875,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	5,061,000
2,430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	2,534,818
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	570,084
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	483,221
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	16,264,364
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	600,288
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	14,314,013
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	527,618
6,213,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,199,178
100,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	99,534
6,437,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	6,571,078
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	26,371,861
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	10,223,225
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	14,647,940
41,025,000	EchoStar Corp., 10.750%, 11/30/2029	44,317,288
12,146,821	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	12,265,350
970,000	Time Warner Cable LLC, 6.550%, 5/01/2037	977,950
		175,195,261
	Chemicals — 0.2%
4,917,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	4,729,613
Principal Amount (‡)	Description	Value (†)

	Chemicals — continued
$147,000	Ashland, Inc., 3.375%, 9/01/2031(a)	$131,997
1,106,000	Chemours Co., 5.750%, 11/15/2028(a)	1,095,077
4,780,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	4,713,282
		10,669,969
	Construction Machinery — 0.5%
106,000	United Rentals North America, Inc., 3.750%, 1/15/2032	97,147
104,000	United Rentals North America, Inc., 3.875%, 2/15/2031	97,767
8,856,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	8,611,394
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,366,289
		20,172,597
	Consumer Cyclical Services — 0.4%
10,513,000	Expedia Group, Inc., 5.400%, 2/15/2035	10,429,591
5,725,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,189,615
63,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	61,135
		15,680,341
	Diversified Manufacturing — 0.1%
2,880,000	Esab Corp., 5.625%, 4/01/2031(a)	2,900,189
96,000	Esab Corp., 6.250%, 4/15/2029(a)	97,430
		2,997,619
	Electric — 1.0%
26,239,493	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	24,891,366
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,318,526
2,250,000	Southern Power Co., Series B, 4.900%, 10/01/2035	2,175,968
2,183,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	2,147,852
1,480,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	1,437,260
3,096,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	3,028,487
1,895,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	1,906,395
132,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	136,331
		43,042,185
	Environmental — 0.2%
5,628,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	5,614,215
44,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	44,685
3,347,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	3,282,724
100,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	97,292
93,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	96,239
		9,135,155
	Finance Companies — 3.4%
14,055,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	13,660,373
17,886,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	18,167,619
2,060,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.684%, 1/15/2067(a)(b)	1,253,901
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	17,056,938
6,235,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	6,384,130
317,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	312,379
375,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	370,669
419,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	404,339
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,932,966

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	$14,146,683
3,484,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	3,413,956
3,162,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	3,029,086
3,160,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,194,455
62,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	62,601
63,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	64,888
3,880,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	3,637,784
666,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	655,140
1,221,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,241,146
123,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	124,672
129,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	128,529
1,765,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,755,972
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	673,479
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,455,528
9,529,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	9,023,890
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	26,521,565
8,134,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	7,291,049
4,694,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	4,635,300
		145,599,037
	Food & Beverage — 0.9%
9,610,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	9,614,421
5,442,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	5,459,033
4,060,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	4,214,539
1,380,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	1,517,792
68,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	64,739
69,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	64,098
67,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	64,358
14,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	12,708
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	950,440
15,455,000	Pilgrim's Pride Corp., 6.250%, 7/01/2033	16,184,167
239,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	258,016
3,135,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	2,914,959
103,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	98,880
		41,418,150
Principal Amount (‡)	Description	Value (†)

	Gaming — 0.1%
$5,055,000	GLP Capital LP/GLP Financing II, Inc., 5.625%, 9/15/2034	$4,976,093
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	423,051
		5,399,144
	Health Insurance — 0.3%
73,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	65,264
6,545,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,685,127
66,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	63,993
8,187,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	8,048,683
		13,863,067
	Healthcare — 0.5%
139,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	130,409
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	139,387
830,000	HCA, Inc., 4.900%, 11/15/2035	802,452
2,635,000	HCA, Inc., 5.450%, 9/15/2034	2,659,662
5,836,000	HCA, Inc., 5.500%, 6/01/2033	5,952,384
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,596,211
93,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	94,290
		21,374,795
	Home Construction — 0.6%
3,265,000	DR Horton, Inc., 5.500%, 10/15/2035	3,313,079
15,560,000	Meritage Homes Corp., 5.650%, 3/15/2035	15,543,034
131,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	129,501
6,395,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	6,400,596
		25,386,210
	Independent Energy — 2.5%
4,170,000	Aker BP ASA, 5.125%, 10/01/2034(a)	4,080,901
6,770,000	Aker BP ASA, 6.000%, 6/13/2033(a)	7,052,274
10,585,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	10,707,712
6,046,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	6,126,231
548,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	565,778
41,847,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	42,648,814
69,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	68,983
2,190,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	2,102,542
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	11,620,596
353,000	Matador Resources Co., 6.500%, 4/15/2032(a)	356,844
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	2,705
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	1,242
4,621,000	SM Energy Co., 6.750%, 8/01/2029(a)	4,690,994
47,000	SM Energy Co., 7.000%, 8/01/2032(a)	47,991
2,475,000	SM Energy Co., 8.375%, 7/01/2028(a)	2,543,120
2,020,000	SM Energy Co., 8.625%, 11/01/2030(a)	2,131,274
93,000	SM Energy Co., 8.750%, 7/01/2031(a)	97,212
14,872,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	14,988,150
		109,833,363
	Industrial Other — 0.2%
187,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	191,608
4,286,000	Jacobs Solutions, Inc., 5.375%, 3/03/2036	4,179,915
3,544,000	TopBuild Corp., 5.625%, 1/31/2034(a)	3,468,767
		7,840,290
	Leisure — 1.7%
10,875,000	Carnival Corp., 5.750%, 3/15/2030(a)	10,961,261
5,430,000	Carnival Corp., 5.750%, 8/01/2032(a)	5,428,234
9,775,000	Carnival Corp., 6.125%, 2/15/2033(a)	9,872,994

Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$3,919,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	$3,462,730
2,280,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	2,262,701
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,726,747
5,792,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	5,510,017
6,202,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	6,093,138
11,095,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	11,205,851
14,228,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	14,047,473
		72,571,146
	Life Insurance — 3.4%
130,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	117,555
7,501,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	4,169,496
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,380,025
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,187,706
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	63,154,323
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	50,019,569
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	13,911,149
		146,939,823
	Lodging — 1.1%
2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	2,027,135
107,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	97,228
2,957,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	2,888,921
96,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	97,440
2,324,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,295,442
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,288,729
9,975,000	Marriott International, Inc., 5.500%, 4/15/2037	9,931,340
3,489,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,308,051
135,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	132,877
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	9,983,133
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	10,088,539
		46,138,835
	Media Entertainment — 2.1%
4,705,000	AppLovin Corp., 5.125%, 12/01/2029	4,732,300
2,765,000	AppLovin Corp., 5.375%, 12/01/2031	2,792,130
13,775,000	AppLovin Corp., 5.500%, 12/01/2034	13,660,956
30,405,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	31,261,088
587,000	Discovery Communications LLC, 3.625%, 5/15/2030	545,749
2,220,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,626,860
11,764,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	10,411,140
13,275,000	Meta Platforms, Inc., 5.625%, 11/15/2055	12,443,857
2,242,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	2,322,924
2,231,000	Paramount Global, 4.200%, 5/19/2032	1,912,578
4,249,000	Paramount Global, 4.950%, 1/15/2031	3,935,905
3,785,000	Paramount Global, 7.875%, 7/30/2030	3,951,257
		89,596,744
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 1.7%
$2,018,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	$1,973,162
131,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	129,794
2,872,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	2,841,805
4,019,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	3,962,113
137,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	129,444
1,670,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	1,706,063
50,525,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	54,672,312
242,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	245,090
728,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	754,297
5,290,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	5,292,267
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,058,621
		73,764,968
	Midstream — 2.2%
7,820,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	8,197,791
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	243,811
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	262,366
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,582,774
7,341,000	Energy Transfer LP, 5.600%, 9/01/2034	7,481,688
4,785,000	Energy Transfer LP, 5.700%, 4/01/2035	4,914,342
124,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	129,877
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,598,710
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	237,380
311,000	Sunoco LP, 5.375%, 7/15/2031(a)	308,501
1,181,000	Sunoco LP, 5.625%, 3/15/2031(a)	1,175,583
14,943,000	Targa Resources Corp., 5.550%, 8/15/2035	15,070,738
133,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	132,474
3,212,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	3,348,331
11,705,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	12,866,183
10,357,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	11,607,898
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,947,748
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,160,188
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,005,238
1,091,000	Western Midstream Operating LP, 5.500%, 12/15/2035	1,072,926
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	725,824
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,137,611
2,285,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	2,347,107
2,550,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	2,612,736
		96,167,825
	Mortgage Related — 0.0%
2,692	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	2,684

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
$505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	$454,490
1,705,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.473%, 11/15/2042(a)(b)	1,700,737
1,485,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.823%, 11/15/2042(a)(b)	1,481,287
1,040,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.617%, 11/05/2042(a)(b)	1,031,147
265,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.294%, 12/15/2038(a)(b)	262,788
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.543%, 12/15/2038(a)(b)	10,893,207
415,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.415%, 11/13/2046(a)(b)	419,488
3,765,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	3,741,469
380,000	BX Trust, Series 2025-DELC, Class B, 1 mo. USD SOFR + 1.800%, 5.473%, 12/15/2042(a)(b)	379,525
1,615,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 5.873%, 12/15/2042(a)(b)	1,610,962
101,757	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	101,063
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,707,413
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	529,993
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	2,088,820
540,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.523%, 10/15/2042(a)(b)	540,844
740,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.273%, 10/15/2042(a)(b)	740,925
810,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.023%, 10/15/2042(a)(b)	811,012
876,751	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.273%, 2/15/2043(a)(b)	878,121
1,976,405	Extended Stay America Trust, Series 2026-ESH2, Class D, 1 mo. USD SOFR + 2.250%, 5.923%, 2/15/2043(a)(b)	1,980,728
2,025,939	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.573%, 2/15/2043(a)(b)	2,030,371
1,384,118	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.722%, 4/10/2031(a)(b)	1,381,455
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)(f)	1,692,000
1,500,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	1,223,569
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.500%, 12/15/2047(a)(b)	423,551
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	$3,291,750
2,165,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.673%, 1/15/2042(a)(b)	2,159,587
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 3.892%, 8/15/2046(b)	1,057,049
1,134,640	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,083,582
2,005,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	1,682,958
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,711,126
969,312	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	935,376
6,675,341	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.152%, 8/15/2046(b)	6,488,432
1,867,267	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,615,148
		65,129,973
	Oil Field Services — 0.2%
10,216,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	10,042,957
64,000	Oceaneering International, Inc., 6.000%, 2/01/2028	64,260
96,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	98,090
		10,205,307
	Other REITs — 0.4%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,743,965
12,575,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	12,476,123
		16,220,088
	Packaging — 0.4%
16,439,000	Ball Corp., 5.500%, 9/15/2033	16,448,436
	Pharmaceuticals — 1.7%
7,285,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	6,670,948
9,749,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	10,044,531
1,975,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,955,366
30,104,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	22,315,526
9,412,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	9,390,347
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,510,988
285,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	292,507
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,911,031
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,432,553
635,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	643,059
		72,166,856

Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — 1.3%
$6,682,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	$6,738,878
96,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	96,556
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	202,343
975,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	977,321
3,857,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	3,825,752
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,564,839
161,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	161,816
1,780,000	Brown & Brown, Inc., 5.550%, 6/23/2035	1,777,636
12,510,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	12,457,362
12,288,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	12,329,275
12,897,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	12,746,938
1,218,000	Willis North America, Inc., 5.150%, 3/15/2036	1,186,140
		55,064,856
	Restaurants — 0.4%
9,626,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	9,047,720
6,597,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	6,611,368
105,000	Yum! Brands, Inc., 3.625%, 3/15/2031	96,996
101,000	Yum! Brands, Inc., 4.625%, 1/31/2032	96,448
		15,852,532
	Retailers — 0.7%
6,137,000	Amazon.com, Inc., 4.875%, 3/13/2036	6,081,069
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,851,615
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,218,413
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,307,082
215,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	197,379
8,390,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	8,347,320
42,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	39,028
		29,041,906
	Sovereigns — 3.1%
19,370,000	Chile Government International Bonds, 3.100%, 1/22/2061	11,918,361
26,583,000	Chile Government International Bonds, 3.250%, 9/21/2071	16,433,079
9,571,000	Colombia Government International Bonds, 5.625%, 2/26/2044	7,547,786
6,202,000	Colombia Government International Bonds, 6.125%, 1/18/2041	5,389,786
2,817,000	Colombia Government International Bonds, 7.375%, 9/18/2037	2,803,281
4,050,000	Egypt Government International Bonds, 5.800%, 9/30/2027	3,997,425
6,210,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	6,193,544
12,304,000	Mexico Government International Bonds, 6.125%, 2/09/2038	11,990,248
10,475,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	10,506,396
7,359,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	7,349,800
10,464,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	10,328,111
12,488,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	11,536,062
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$2,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	$2,531,270
3,400,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	3,069,067
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	202,226
13,400,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	13,918,982
4,680,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	4,873,378
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	4,014,586
		134,603,388
	Technology — 5.7%
2,042,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	2,078,341
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,732,863
128,000	Block, Inc., 6.500%, 5/15/2032	129,169
21,905,000	Broadcom, Inc., 5.200%, 7/15/2035	22,075,823
21,164,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	20,798,278
1,795,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	1,859,672
8,035,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	7,856,655
69,000	Entegris, Inc., 3.625%, 5/01/2029(a)	65,583
15,050,000	Entegris, Inc., 4.750%, 4/15/2029(a)	14,877,395
64,000	Entegris, Inc., 5.950%, 6/15/2030(a)	64,404
11,289,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	11,077,008
4,616,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	4,647,347
270,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	262,422
98,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	95,213
95,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	96,825
3,854,000	Leidos, Inc., 5.000%, 3/15/2036	3,726,075
20,680,000	Leidos, Inc., 5.500%, 3/15/2035	21,015,600
11,333,000	Leidos, Inc., 5.750%, 3/15/2033	11,748,190
5,855,000	MSCI, Inc., 5.250%, 9/01/2035	5,735,302
4,415,000	NetApp, Inc., 5.500%, 3/17/2032	4,517,305
3,535,000	NetApp, Inc., 5.700%, 3/17/2035	3,601,244
5,045,000	Open Text Corp., 3.875%, 2/15/2028(a)	4,857,648
159,000	Open Text Corp., 3.875%, 12/01/2029(a)	142,091
1,681,000	Open Text Corp., 6.900%, 12/01/2027(a)	1,725,343
1,498,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,338,505
322,000	Oracle Corp., 3.950%, 3/25/2051	204,037
20,471,000	Oracle Corp., 5.200%, 9/26/2035	19,201,695
3,357,000	Oracle Corp., 5.700%, 2/04/2036	3,227,716
8,214,000	Oracle Corp., 5.950%, 9/26/2055	6,910,198
640,000	Oracle Corp., 6.000%, 8/03/2055	536,565
9,066,000	Oracle Corp., 6.700%, 2/04/2056	8,414,187
7,873,000	Oracle Corp., 6.850%, 2/04/2066	7,237,822
3,240,000	Paychex, Inc., 5.600%, 4/15/2035	3,253,998
15,341,000	Salesforce, Inc., 5.550%, 3/15/2036	15,293,280
67,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	65,937
66,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	64,408
51,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	50,948
50,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	50,822
48,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	50,409
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,036,871
2,967,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,751,952

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$753,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	$720,119
6,610,000	Synopsys, Inc., 5.700%, 4/01/2055	6,319,707
7,410,000	TD SYNNEX Corp., 5.300%, 10/10/2035	7,178,986
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,754,906
5,859,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	6,191,088
125,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	125,852
		243,765,804
	Treasuries — 19.0%
224,159(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	37,847,580
22,560,000	Canada Government Bonds, 2.250%, 2/01/2028, (CAD)	16,052,613
54,692,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	13,584,785
105,778,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	26,480,576
5,055,294(h )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	23,340,154
202,417,393	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	11,233,814
771,482,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	17,056,198
823,975,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	17,953,725
114,417,000	U.S. Treasury Notes, 3.500%, 11/30/2030	112,311,906
250,000,000	U.S. Treasury Notes, 3.500%, 2/28/2031	245,156,250
21,130,000	U.S. Treasury Notes, 4.375%, 7/15/2027	21,273,618
247,111,400	U.S. Treasury Notes, 4.875%, 10/31/2030(i)	256,735,230
183,162,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	4,566,365
216,454,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	5,470,756
281,405,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,666,858
		816,730,428
	Wireless — 0.6%
9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,862,155
15,530,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	15,020,422
		25,882,577
	Wirelines — 0.0%
1,016,000	AT&T, Inc., 5.125%, 4/30/2036	1,003,810
	Total Non-Convertible Bonds (Identified Cost $3,720,681,584)	3,629,259,201

Convertible Bonds — 0.3%
	Cable Satellite — 0.3%
3,256,232	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d) (Identified Cost $3,487,714)	11,631,586
Municipals — 0.7%
	Virginia — 0.7%
41,590,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $40,982,732)	31,624,703
	Total Bonds and Notes (Identified Cost $3,765,152,030)	3,672,515,490

Principal Amount (‡)	Description	Value (†)

Senior Loans — 6.2%
	Aerospace & Defense — 0.0%
$1,690,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(b)(j)	$1,690,321
	Automotive — 0.1%
6,375,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.422%, 1/02/2033(b)(j)	6,390,938
	Brokerage — 0.1%
2,138,346	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.700%, 10/31/2031(b)(j)	2,139,543
	Building Materials — 0.2%
6,956,916	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.298%, 2/28/2033(b)(j)	6,978,691
	Chemicals — 0.2%
7,865,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.417%, 10/29/2032(b)(j)	7,897,797
	Construction Machinery — 0.1%
1,579,080	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 10/08/2031(b)(j)	1,580,075
1,697,013	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.168%, 2/14/2031(b)(j)	1,701,679
		3,281,754
	Consumer Cyclical Services — 0.2%
1,035,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 4/06/2028(b)(j)	1,035,000
9,111,992	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 6/22/2030(b)(j)	9,111,992
		10,146,992
	Diversified Manufacturing — 0.1%
2,284,247	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.673%, 2/11/2028(b)(j)	2,284,247
2,047,097	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.641%, 6/13/2031(b)(j)	2,035,592
		4,319,839
	Electric — 0.5%
21,516,975	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(b)(j)	21,540,429
	Environmental — 0.2%
6,802,950	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.168%, 10/08/2032(b)(j)	6,843,768
	Gaming — 0.6%
5,657,850	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.419%, 3/04/2032(b)(j)	5,647,270
14,249,111	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(b)(j)	14,070,997

Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$5,319,800	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(b)(j)	$5,253,303
517,142	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.675%, 4/16/2029(b)(j)	516,712
		25,488,282
	Healthcare — 0.3%
1,974,955	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(k)	1,977,424
1,566,082	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(b)(j)	1,568,039
10,569,936	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/09/2031(b)(j)	10,583,149
		14,128,612
	Lodging — 0.6%
7,383,321	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.429%, 11/08/2030(b)	7,392,550
20,357,400	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 5/24/2030(b)(j)	20,411,144
		27,803,694
	Media Entertainment — 0.2%
8,630,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(k)	8,576,062
	Metals & Mining — 0.2%
7,980,894	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 3/11/2032(b)(j)	7,977,542
	Paper — 0.3%
10,850,482	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/23/2031(b)	10,869,471
	Pharmaceuticals — 0.3%
14,445,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1/28/2033(k)	14,399,932
	Property & Casualty Insurance — 0.6%
4,590,558	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 12/29/2031(k)	4,517,614
15,280,275	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(b)(j)	14,907,895
304,214	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(b)(j)	298,638
1,490,138	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.668%, 9/15/2031(b)(j)	1,486,412
2,786,874	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 5/06/2031(b)(j)	2,744,207
		23,954,766
	Retailers — 0.1%
3,129,479	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(k)	3,105,225
1,740,788	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.675%, 8/18/2032(b)(j)	1,727,297
		4,832,522
Principal Amount (‡)	Description	Value (†)

	Technology — 1.2%
$4,454,000	CACI International, Inc., 2026 Incremental Term Loan B2, 3/09/2033(k)	$4,448,432
2,011,719	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.425%, 10/24/2030(b)(j)	2,010,874
1,771,055	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(b)	1,691,588
15,399,901	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(j)	14,548,594
8,990,390	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 1/31/2030(b)(j)	8,784,870
20,143,842	Trans Union LLC, 2024 Term Loan B8, 3 mo. USD SOFR + 1.750%, 5.450%, 6/24/2031(b)(j)	20,021,569
		51,505,927
	Wireless — 0.1%
4,685,557	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.420%, 1/25/2031(b)(j)	4,699,239
	Total Senior Loans (Identified Cost $267,211,565)	265,466,121

Equity-Linked Notes — 4.1%
4,436,145	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	4,498,882
6,738,830	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	6,854,916
6,791,062	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	7,007,325
4,434,550	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	4,588,269
4,461,332	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	4,305,576
4,419,749	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	4,028,829
4,322,606	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	4,281,751
4,401,853	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	4,010,421
4,493,063	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	3,291,351
4,387,265	Barclays Bank PLC, (Microsoft Corp.), 18.340%, 5/28/2026(a)	3,510,324
4,424,853	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	4,235,314
4,421,346	Barclays Bank PLC, (Estee Lauder Companies, Inc.), 22.940%, 9/10/2026(a)	3,357,353
3,518,694	Barclays Bank PLC, (Reddit, Inc.), 36.380%, 7/23/2026(a)	2,382,702
6,707,801	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	6,753,344
6,709,602	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	5,904,847
6,676,807	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	6,916,504
4,352,720	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	3,941,263
4,394,836	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	4,389,706
4,389,967	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	4,437,269
4,547,411	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	4,078,242

Principal Amount (‡)	Description	Value (†)

$4,093,036	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	$3,718,337
4,413,999	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	4,627,781
4,405,301	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	3,888,793
4,397,184	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	4,223,151
6,534,128	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	5,840,555
4,407,040	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	3,814,438
3,546,319	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	3,514,392
3,561,800	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	2,678,783
4,415,540	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	4,240,340
6,860,496	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	7,128,565
6,729,930	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	5,513,764
4,332,066	JPMorgan Chase Bank NA, (Visa Inc.), 13.440%, 10/01/2026(a)	4,332,066
6,732,042	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	5,691,264
5,289,427	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	5,074,573
6,686,595	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	6,932,026
3,515,948	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	3,229,812
6,779,574	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	5,908,872
4,434,069	UBS AG, (Eli Lilly and Co.), 13.900%, 9/03/2026(a)	4,579,840
	Total Equity-Linked Notes (Identified Cost $190,164,986)	177,711,540

Collateralized Loan Obligations — 1.9%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.029%, 10/20/2031(a)(b)	9,979,245
7,865,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.069%, 10/22/2037(a)(b)	7,870,968
4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.468%, 4/20/2037(a)(b)	4,082,016
10,050,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.019%, 4/22/2034(a)(b)	9,758,369
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 5.429%, 4/20/2031(a)(b)	8,721,989
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 6.971%, 7/23/2037(a)(b)	1,204,605
9,215,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.172%, 4/15/2039(a)(b)	9,191,594
Principal Amount (‡)	Description	Value (†)

$12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.268%, 1/20/2038(a)(b)	$12,434,786
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.272%, 7/15/2037(a)(b)	8,898,620
6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.822%, 7/15/2037(a)(b)	6,295,047
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 7.679%, 10/20/2034(a)(b)	2,101,298
	Total Collateralized Loan Obligations (Identified Cost $80,947,000)	80,538,537

Principal Amount/ Shares
Private Credit — 0.8%
	ABS Other — 0.1%
$5,400,000	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(l)(m)	5,211,167
	Banking — 0.5%
11,100,000	AP Bosphorus Holdings Ltd., 6.274%, 12/15/2037(l)	10,950,792
10,750,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(l)(m)	10,530,955
		21,481,747
	Building Materials — 0.2%
875	QXO, Inc., 4.750%(f)(l)(m)(n)(o)	9,915,763
	Total Private Credit (Identified Cost $36,000,000)	36,608,677

Shares
Preferred Stocks — 0.1%
Non-Convertible Preferred Stocks — 0.1%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	1,083,774
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%, (l)	2,061,350
	Total Non-Convertible Preferred Stocks (Identified Cost $2,646,056)	3,145,124
	Total Preferred Stocks (Identified Cost $2,646,056)	3,145,124

Common Stocks— 0.0%
	Real Estate Management & Development — 0.0%
23,310	Country Garden Holdings Co. Ltd.(f) (Identified Cost $1,198)	954
	Total Purchased Options — 0.0% (Identified Cost $48,030) (see details below)	37,893

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.5%
$65,279,943
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/31/2026 at
2.150% to be repurchased at $65,283,842 on
4/01/2026 collateralized by $66,952,900
U.S. Treasury Note, 3.375% due 9/15/2027 valued
at $66,585,687 including accrued interest(p)
(Identified Cost $65,279,943)
		$65,279,943
	Total Investments — 99.9% (Identified Cost $4,407,450,808)	4,301,304,279
	Other assets less liabilities — 0.1%	2,507,310
	Net Assets — 100.0%	$4,303,811,589

Purchased Options — 0.0%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.0%
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	103	4,850,000	$524,671,487	$48,030	$37,893

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	108.25	(4,850,000)	$(524,671,487)	$(1,025,387)	$(2,538,674)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to
$1,894,677,378 or 44.0% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Level 3 security. Value has been determined using significant unobservable inputs.
(m)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bosphorous Financial Services Ltd.	1/20/2026	$10,750,000	$10,530,955	0.2%
Chol Aviation Capital Ltd.	2/10/2026	5,400,000	5,211,167	0.1%
QXO, Inc.	1/12/2026	8,750,000	9,915,763	0.2%

(n)	Private credit preferred stock with no specified maturity date.
(o)	Investment has been committed to but has not been fully funded by the Fund.
(p)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2026	3,796	$429,760,083	$421,533,938	$(8,226,145)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	27,734	3,043,774,162	3,000,255,467	(43,518,695)
Total					$(51,744,840)

At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	528	$110,324,271	$109,531,125	$793,146
CBOT U.S. Long Bond Futures	6/18/2026	701	82,452,893	79,826,375	2,626,518
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	1,156	138,121,348	134,746,250	3,375,098
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	9,672	1,122,536,082	1,097,923,125	24,612,957
Total					$31,407,719

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$3,672,515,490	$ —	$3,672,515,490
Senior Loans(a)	—	265,466,121	—	265,466,121
Equity-Linked Notes	—	177,711,540	—	177,711,540
Collateralized Loan Obligations	—	80,538,537	—	80,538,537
Private Credit
ABS Other	—	—	5,211,167	5,211,167
Banking	—	—	21,481,747	21,481,747
Building Materials	—	—	9,915,763	9,915,763
Total Private Credit	—	—	36,608,677	36,608,677
Preferred Stocks
Non-Convertible Preferred Stocks
Home Construction	1,083,774	—	—	1,083,774
Office REITs	—	—	2,061,350	2,061,350
Total Non-Convertible Preferred Stocks	1,083,774	—	2,061,350	3,145,124
Total Preferred Stocks	1,083,774	—	2,061,350	3,145,124
Common Stocks
Real Estate Management & Development	—	954	—	954
Short-Term Investments	—	65,279,943	—	65,279,943
Purchased Options(a)	37,893	—	—	37,893
Total Investments	1,121,667	4,261,512,585	38,670,027	4,301,304,279
Futures Contracts (unrealized appreciation)	31,407,719	—	—	31,407,719
Total	$32,529,386	$4,261,512,585	$38,670,027	$4,332,711,998

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(2,538,674)	$ —	$ —	$(2,538,674)
Futures Contracts (unrealized depreciation)	(51,744,840)	—	—	(51,744,840)
Total	$(54,283,514)	$ —	$ —	$(54,283,514)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or March 31, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Private Credit
ABS Other	$ —	$ —	$ —	$(188,833)	$5,400,000	$ —	$ —	$ —	$5,211,167	$(188,833)
Banking	—	—	—	(368,253)	21,850,000	—	—	—	21,481,747	(368,253)
Building Materials	—	—	—	1,165,763	8,750,000	—	—	—	9,915,763	1,165,763
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	2,068,666	—	—	(7,316)	—	—	—	—	2,061,350	(7,316)
Total	$2,068,666	$ —	$ —	$601,361	$36,000,000	$ —	$ —	$ —	$38,670,027	$601,361